REVENUE	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The following table presents the Company's disaggregated revenues by similar types of products for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars in thousands)
Fresh fruit	$982,652	$—	$—
Fresh packed vegetables	120,648	—	—
Value added vegetables	400,747	—	—
Diversified produce	4,730,080	4,221,899	4,067,025
Health foods and consumer goods	136,149	124,040	99,774
Commercial cargo and other services	84,126	—	—
	$6,454,402	$4,345,939	$4,166,799
The following table presents the Company's disaggregated revenues by channel for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

Third party revenue:	(U.S. Dollars in thousands)
Retail	$3,970,101	$2,668,454	$2,386,697
Wholesale	1,913,961	1,252,547	1,252,562
Food service	365,931	311,317	421,312
Commercial cargo and other services	83,638	—	—
Revenue from equity method investments	120,771	113,621	106,228
Total revenue	$6,454,402	$4,345,939	$4,166,799